Acquisition - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
	Oct. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Business Acquisition [Line Items]
Revenue		$ 88,236	$ 75,187	$ 176,379	$ 152,783
Income (loss) before tax		$ 42,640	$ 31,918	80,993	$ 62,349
SuprNation
Business Acquisition [Line Items]
Total cash purchase price	$ 30,600
Consideration transferred, escrow	5,500
Contingent consideration liability	$ 6,500
Performance-based holdback, term (in months)	18 months
Transaction costs	$ 2,000
Revenue				16,200
Income (loss) before tax				$ (2,300)